Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 01, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST LVIP Blended Large Cap Growth Managed Volatility Fund Supplement Dated March 18, 2021 to the Prospectus Dated May 1, 2020

This Supplement updates certain information in the Prospectus for the LVIP Blended Large Cap Growth Managed Volatility Fund (the “Fund”). You may obtain a copy of the Fund’s Prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

At a meeting of the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) on December 7-8, 2020, the Board approved the appointment of AllianceBernstein L.P. (“AllianceBernstein”) as a new subadviser to the Fund, effective on or about April 1, 2021 (the “Effective Date”). AllianceBernstein will replace Wellington Management Company LLP (“Wellington”) in providing subadvisory services to the Fund.

As of the Effective Date, the Fund’s Prospectus is revised as follows:

1.	All references to, and information regarding, Wellington in the Fund’s Prospectus are deleted in their entirety.

2.	The following replaces paragraphs 3, 5, and 6, respectively, under the heading Principal Investment Strategies on page 2:

Lincoln Investment Advisors Corporation (the “Adviser”) serves as the investment adviser to the Fund. Goldman Sachs Asset Management, L.P. (“GSAM”) and AllianceBernstein L.P. (“AllianceBernstein”) serve as the Fund’s sub-advisers. Each sub-adviser is responsible for the day-to-day management of the Fund’s assets that the Adviser allocates to such sub-adviser. The Adviser may change the allocation at any time, in its sole discretion and the percentage of each sub-adviser’s share of the Fund’s assets may change over time.

AllianceBernstein allocates the Fund’s investments among broad sector groups based on the fundamental company research conducted by the AllianceBernstein’s internal research staff, assessing the current and forecasted investment opportunities and conditions, as well as diversification and risk considerations. AllianceBernstein may vary the percentage allocations among market sectors and may change the market sectors in which the Fund invests as companies’ potential for growth within a sector matures and new trends for growth emerge. AllianceBernstein’s research focus is in companies with high sustainable growth prospects, high or improving return on invested capital, transparent business models, and strong and lasting competitive advantages.

The Adviser allocates approximately 50% of the portion of the Fund’s assets not subject to the overlay to GSAM and approximately 50% of the portion of the Fund’s assets not subject to the overlay to AllianceBernstein. Such allocations are subject to change at the discretion of the Adviser.

LVIP Blended Large Cap Growth Managed Volatility Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST LVIP Blended Large Cap Growth Managed Volatility Fund Supplement Dated March 18, 2021 to the Prospectus Dated May 1, 2020

This Supplement updates certain information in the Prospectus for the LVIP Blended Large Cap Growth Managed Volatility Fund (the “Fund”). You may obtain a copy of the Fund’s Prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

At a meeting of the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) on December 7-8, 2020, the Board approved the appointment of AllianceBernstein L.P. (“AllianceBernstein”) as a new subadviser to the Fund, effective on or about April 1, 2021 (the “Effective Date”). AllianceBernstein will replace Wellington Management Company LLP (“Wellington”) in providing subadvisory services to the Fund.

As of the Effective Date, the Fund’s Prospectus is revised as follows:

1.	All references to, and information regarding, Wellington in the Fund’s Prospectus are deleted in their entirety.

2.	The following replaces paragraphs 3, 5, and 6, respectively, under the heading Principal Investment Strategies on page 2:

Lincoln Investment Advisors Corporation (the “Adviser”) serves as the investment adviser to the Fund. Goldman Sachs Asset Management, L.P. (“GSAM”) and AllianceBernstein L.P. (“AllianceBernstein”) serve as the Fund’s sub-advisers. Each sub-adviser is responsible for the day-to-day management of the Fund’s assets that the Adviser allocates to such sub-adviser. The Adviser may change the allocation at any time, in its sole discretion and the percentage of each sub-adviser’s share of the Fund’s assets may change over time.

AllianceBernstein allocates the Fund’s investments among broad sector groups based on the fundamental company research conducted by the AllianceBernstein’s internal research staff, assessing the current and forecasted investment opportunities and conditions, as well as diversification and risk considerations. AllianceBernstein may vary the percentage allocations among market sectors and may change the market sectors in which the Fund invests as companies’ potential for growth within a sector matures and new trends for growth emerge. AllianceBernstein’s research focus is in companies with high sustainable growth prospects, high or improving return on invested capital, transparent business models, and strong and lasting competitive advantages.

The Adviser allocates approximately 50% of the portion of the Fund’s assets not subject to the overlay to GSAM and approximately 50% of the portion of the Fund’s assets not subject to the overlay to AllianceBernstein. Such allocations are subject to change at the discretion of the Adviser.